Commitment and Contingencies (Tables)	12 Months Ended
Sep. 30, 2024
Commitment and Contingencies [Abstract]
Schedule of Capital Commitments	As of September 30, 2024, the Company still has the following payments to be made in accordance with the contract:
Future payments	Capital commitments
October 2024 to September 2025	$1,134,494
October 2025 to September 2026	290,283
October 2026 to September 2027	-
October 2027 to September 2028	-
October 2028 to September 2029	-
Thereafter	-
Total	$1,424,777